Effects of changes in currency exchange rate (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities [abstract]
Other financial liabilities	$ 68,385,728	$ 62,766,946
Trade and other current payables	306,655,558	303,380,168
Accounts payable to related parties	8,979,434	6,936,910
Other current provisions	3,040,930	405,069
Current tax liabilities, current	20,504,374	75,885,449
Provisions for employee benefits	27,356,205	31,794,163
Other non-financial liabilities	48,359,767	164,555,540
Total current liabilities	483,281,996	645,724,245
0 to 3 months
Current liabilities [abstract]
Other financial liabilities	12,051,690	11,197,060
Trade and other current payables	302,997,598	297,834,912
Accounts payable to related parties	8,908,578	6,651,051
Other current provisions	2,998,462	271,812
Current tax liabilities, current	6,759,999	56,895,995
Provisions for employee benefits	12,695,440	16,181,182
Other non-financial liabilities	1,311,982	2,479,960
Total current liabilities	347,723,749	391,511,972
More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	56,334,038	51,569,886
Trade and other current payables	3,657,960	5,545,256
Accounts payable to related parties	70,856	285,859
Other current provisions	42,468	133,257
Current tax liabilities, current	13,744,375	18,989,454
Provisions for employee benefits	14,660,765	15,612,981
Other non-financial liabilities	47,047,785	162,075,580
Total current liabilities	135,558,247	254,212,273
Chilean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	2,816,224	1,579,060
Trade and other current payables	174,164,421	177,575,915
Accounts payable to related parties	3,366,289	4,042,438
Other current provisions	2,847,167	5,380
Current tax liabilities, current	5,575,556	3,932,875
Provisions for employee benefits	6,067,859	5,530,208
Other non-financial liabilities	0	0
Total current liabilities	194,837,516	192,665,876
Chilean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	27,718,532	19,510,742
Trade and other current payables	1,250,912	1,796,915
Accounts payable to related parties	70,856	0
Other current provisions	42,468	133,257
Current tax liabilities, current	13,661,546	18,989,454
Provisions for employee benefits	14,660,765	15,612,981
Other non-financial liabilities	47,047,785	162,075,580
Total current liabilities	104,452,864	218,118,929
Unidades de Fomento [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	1,271,049	1,695,546
Total current liabilities	1,271,049	1,695,546
Unidades de Fomento [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	8,033,376	13,302,035
Total current liabilities	8,033,376	13,302,035
US Dollar [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	594,829	4,509,884
Trade and other current payables	44,197,074	43,335,127
Accounts payable to related parties	3,167,473	903,988
Current tax liabilities, current	1,311,982	2,467,789
Total current liabilities	49,271,358	51,216,788
US Dollar [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	20,040,156	16,667,379
Trade and other current payables	1,940,430	2,746,757
Accounts payable to related parties	0	285,859
Current tax liabilities, current	0	0
Total current liabilities	21,980,586	19,699,995
Euros [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	94,247	1,153,302
Trade and other current payables	7,212,069	4,921,252
Accounts payable to related parties	2,172,056	1,619,082
Total current liabilities	9,478,372	7,693,636
Euros [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	92,478	0
Trade and other current payables	451,610	974,462
Accounts payable to related parties	0	0
Total current liabilities	544,088	974,462
Argentinean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	6,887,233	2,098,712
Trade and other current payables	67,565,461	63,786,646
Other current provisions	151,295	266,432
Current tax liabilities, current	882,944	52,201,867
Provisions for employee benefits	5,703,223	9,839,822
Other non-financial liabilities	0	12,171
Total current liabilities	81,190,156	128,205,650
Argentinean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	77,247	1,762,947
Trade and other current payables	0	612
Other current provisions	0	0
Current tax liabilities, current	82,829	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	160,076	1,763,559
Uruguay Peso en Unidades Indexadas [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	346,300	110,633
Total current liabilities	346,300	110,633
Uruguay Peso en Unidades Indexadas [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	372,249	326,783
Total current liabilities	372,249	326,783
Other currencies [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities		11,188
Trade and other current payables	329,728	343,970
Accounts payable to related parties	160,245	62,397
Total current liabilities	489,973	417,555
Other currencies [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	0
Trade and other current payables	66	66
Accounts payable to related parties	0	0
Total current liabilities	66	66
Uruguayan Peso [Member] | 0 to 3 months
Current liabilities [abstract]
Trade and other current payables	2,490,915	2,202,163
Current tax liabilities, current	188,335	249,988
Provisions for employee benefits	393,672	383,167
Total current liabilities	3,072,922	2,835,318
Uruguayan Peso [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Trade and other current payables	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	0	0
Paraguayan Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Trade and other current payables	2,991,595	2,367,325
Accounts payable to related parties	11,950	11,267
Current tax liabilities, current	113,164	511,265
Provisions for employee benefits	208,769	271,167
Total current liabilities	3,325,478	3,161,024
Paraguayan Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Trade and other current payables	14,942	26,444
Accounts payable to related parties	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	14,942	26,444
Bolivian Boliviano [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	41,808	38,735
Trade and other current payables	4,046,335	3,302,514
Accounts payable to related parties	30,565	11,879
Provisions for employee benefits	321,917	156,818
Total current liabilities	4,440,625	3,509,946
Bolivian Boliviano [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	0
Trade and other current payables	0	0
Accounts payable to related parties	0	0
Provisions for employee benefits	0	0
Total current liabilities	$ 0	$ 0